Interest expense net (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Interest Expense [Line Items]
Amortization of deferred financing costs	$ 1,635	$ 1,076
Interest expense	35,777	23,733
Other interest expense, net	1,171	810
Total interest expense, net	36,948	24,543
Credit Facility
Schedule of Interest Expense [Line Items]
Interest on long term debt	16,781	9,250
Convertible debentures
Schedule of Interest Expense [Line Items]
Interest on long term debt	6,843	6,861
Equipment financing
Schedule of Interest Expense [Line Items]
Interest on long term debt	5,046	3,344
Interest on customer supply chain financing
Schedule of Interest Expense [Line Items]
Interest on long term debt	4,493	2,196
Mortgage
Schedule of Interest Expense [Line Items]
Interest on long term debt	$ 979	$ 1,006